Subordinated Liabilities - Schedule of Subordinated Liabilities (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Subordinated Liabilities [Abstract]
- Subordinated liabilities	£ 3,257	£ 3,528
Loss on repurchase of debt securities and subordinated liabilities	£ 17